Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

July 6, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series of Miller Tabak Healthcare Transformation Fund (the “Fund”) do not differ from that contained in Post-Effective Amendment No. 97 to the Trust’s Registration Statement filed under Rule 485(b) of the Securities Act of 1933 on Form N1-A.  Post-Effective Amendment No. 97 was filed electronically on June 30, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ Rita Dam
Rita Dam
Treasurer